Document and Entity Information	3 Months Ended
	Jun. 30, 2012	Aug. 14, 2012
Document And Entity Information
Entity Registrant Name	Pulse Beverage Corp
Entity Central Index Key	0001420569
Document Type	10-Q/A
Document Period End Date	Jun. 30, 2012
Amendment Flag	true
Amendment Description	Amendment to include XBRL
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		35,012,791
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012